Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Growth Portfolio (Prospectus Summary) | Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the Growth Portfolio (the "Portfolio") is capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate
		account fees.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was
		84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's principal investment strategy is to invest primarily in core equity securities that are widely diversified by industry and company. "Core equity securities" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of companies of any market capitalization, including small and medium-sized companies. The Portfolio may also invest in foreign equity securities, including depositary receipts
(up to 25% of total assets).

A "growth" philosophy - that of investing in securities believed to offer the potential for capital appreciation - focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or
		services, or operate in industries experiencing increasing demand.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which the prices of "growth" stocks in general have fallen, or vice versa.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs") and European Depositary Receipts ("EDRs"), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be
		illiquid securities.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the
		future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000® Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	(Class 1 Shares)
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for
		a quarter was -26.73% (quarter ended December 31, 2008).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.72%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	(22.15%)
Annual Return 2003	rr_AnnualReturn2003	29.94%
Annual Return 2004	rr_AnnualReturn2004	10.82%
Annual Return 2005	rr_AnnualReturn2005	7.11%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	10.21%
Annual Return 2008	rr_AnnualReturn2008	(40.41%)
Annual Return 2009	rr_AnnualReturn2009	38.39%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	(6.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.72%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class 3
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.72%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002